GOODWILL AND OTHER INTANGIBLE ASSETS	3 Months Ended
Mar. 31, 2025
Galaxy Digital Holdings, LP
Finite-Lived Intangible Assets [Line Items]
GOODWILL AND OTHER INTANGIBLE ASSETS	GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
The following table reflects the changes in carrying amount of goodwill:

	Year Ended December 31,
(in thousands)	2024	2023
Balance, beginning of period	$44,257	$24,645
Additions due to acquisitions (Note 3)	13,780	19,612
Balance, end of period	$58,037	$44,257
The Company recognized no impairment of Goodwill for the years ended December 31, 2024, 2023 and 2022. All goodwill is allocated to the Digital Assets segment.
Other intangible assets
The following table represents intangible assets and accumulated amortization as of the years ended December 31, 2024 and 2023:

(in thousands)	December 31, 2024	December 31, 2023
Software technology(1)	$40,508	$38,895
Other purchased defined-life intangible assets	13,701	6,062
Indefinite-lived intangible asset	1,761	1,761
Intangible assets, gross	55,970	46,718
Less: Accumulated amortization	(18,619)	(6,735)
Intangible assets, net	$37,351	$39,983
__________________
(1)Includes capitalized equity based compensation of $3.1 million and $2.1 million as of December 31, 2024 and 2023, respectively.
The Company estimates that there is no significant residual value related to its finite-life intangible assets. The expected future amortization expense for finite-life intangible assets for the next five years is as follows:

(in thousands)	Amounts
2025	$16,708
2026	8,549
2027	5,624
2028	4,306
2029 and beyond	403
Total future amortization expense	$35,590